Finance Receivables - Credit Quality Indicators (Details Narrative) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	180 days
Unlikely to be Collected Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	60 days
Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	90 days
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	90 days
Revolving Credit Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of finance charges, past due period	180 days